Subsequent Events (Details) - Subsequent Event [Member] $ in Millions	Sep. 18, 2024 USD ($)	Sep. 05, 2024 AUD ($)	Aug. 27, 2024	Aug. 01, 2024 shares	Jul. 12, 2024 SGD ($)
Subsequent Events [Line Items]
Shares granted | shares				30,000
Share options vested | shares				690,000
Construction supercomputing power description			The Company and PanaAI Technology Pty Ltd also intend to plan the construction of a supercomputing power center in Australia consisting of 511 AI servers with up to 4,088 GPUs, which may involve investment up to USD $200 million and will be implemented in phrases.
Total investment (in Dollars)	$ 100
Junee Technology [Member]
Subsequent Events [Line Items]
Consideration					$ 1,000
ASPAC AI [Member]
Subsequent Events [Line Items]
Consideration		$ 100
PanaAI Intelligence Pte Ltd [Member]
Subsequent Events [Line Items]
Percentage of investment	3.00%
Payable installments amount (in Dollars)	$ 100
Directors and Employees [Member]
Subsequent Events [Line Items]
Shares granted | shares				1,250,000